UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒    Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period:  January 1, 2012 to December 31, 2012

Date of Report (Date of earliest event reported):  February 6, 2013

Bear Stearns Asset Backed Funding II Inc.1
Name of Securitizer

Commission File Number of securitizer:  333-107577

Central Index Key Number of securitizer:  0001257826

Samuel E. Peckham
(212) 648-0870
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

1 Bear Stearns Asset Backed Funding II Inc. (“BSABFII”), as securitizer, is filing this Form ABS 15-G in respect of the following transactions (the “Transactions”): Whole Auto Loan Trust 2004-1; Whole Auto Loan Syndication Trust 2005-1; and Whole Auto Loan Syndication Trust 2006-1.  This report only contains information relating to the Transactions and does not purport to provide any information required under Rule 15Ga-1 in connection with any other transactions as to which BSABFII may have acted as securitizer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Bear Stearns Asset Backed Funding II Inc. (Securitizer)

By:	/s/ David Lefkowitz
Name: David Lefkowitz
Title: President

Date:  February 6, 2013